UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                 QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number     811-2168


                            ACTIVA MUTUAL FUND TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         2905 Lucerne Dr. SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Allan D. Engel, President, Secretary, and Treasurer Activa Mutual Fund
                          2905 Lucerne Dr SE, Suite 200
                        Grand Rapids, Michigan 49546-7116
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (616) 787-6288

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 03/31/05
                          --------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


ACTIVA Schedule of Investments
INTERMEDIATE BOND FUND - 3/31/05 (Unaudited)
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
US TREASURY NOTES                                                                      11.2%
       U.S. TREASURY NOTES, 6.5%, 11/15/26                                                            3,400,000    $       4,128,586
       U.S. TREASURY NOTES, 6.875%, 5/15/06                                                           4,200,000            4,354,384
       U.S. TREASURY NOTES, 1.5%, 7/31/05                                                             2,000,000            1,992,500
       U.S. TREASURY NOTES, 2.625%, 11/15/06                                                          9,000,000            8,853,750
                                                                                                                   -----------------
                                                                                                                          19,329,220
                                                                                                                   -----------------
US TREASURY BONDS                                                                       3.5%
       U.S. TREASURY BONDS, 8.125%, 8/15/19                                                           2,000,000            2,691,330
       U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 4/15/29                                        900,000            1,436,099
       U.S. TREASURY INFLATION INDEX BOND (TIP), 3.875%, 1/15/09                                      1,500,000            1,924,044
                                                                                                                   -----------------
                                                                                                                           6,051,473
                                                                                                                   -----------------
US TREASURY STRIPS - PRINCIPAL ONLY                                                     0.5%
       STRIP PRINC, 5/15/18                                                                           1,570,000              836,072
                                                                                                                   -----------------
FEDERAL HOME LOAN BANK                                                                  2.4%
       FEDERAL HOME LOAN BANK, 2.25%, 5/15/06                                                         4,250,000            4,179,837
                                                                                                                   -----------------
FEDERAL HOME LOAN MORTGAGE                                                              7.3%
       FREDDIE MAC GOLD, 5.5%, 12/1/32                                                                1,144,610            1,150,841
       FREDDIE MAC, 8.0%, 3/1/30                                                                        502,724              541,212
       FREDDIE MAC, 5.0%, 7/1/34                                                                      3,123,724            3,059,319
       FREDDIE MAC, 5.5%, 5/15/28                                                                     3,000,000            3,057,988
       FREDDIE MAC, 5.0%, 4/15/18                                                                     2,250,000            2,239,004
       FREDDIE MAC, 4.5%, 4/15/26                                                                     2,500,000            2,492,925
                                                                                                                   -----------------
                                                                                                                          12,541,289
                                                                                                                   -----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                                  31.6%
       FANNIE MAE, 7.125%, 1/15/30                                                                    3,000,000            3,816,498
       FANNIE MAE, 6.5%, 9/1/29                                                                         260,739              271,575
       FNMA PL 255630, 5.0%, 2/1/35                                                                   3,491,371            3,416,743
       FANNIE MAE, 4.5%, 9/1/18                                                                       3,340,417            3,273,127
       FANNIE MAE, 5.0%, 12/1/33                                                                      2,384,804            2,339,046
       FANNIE MAE, 6.0%, 4/1/14                                                                         242,994              251,270
       FANNIE MAE, 6.0%, 2/1/29                                                                         329,434              337,976
       FANNIE MAE, 6.0%, 1/1/29                                                                         464,075              476,108
       FANNIE MAE, 6.5%, 3/1/29                                                                         497,165              518,136
       FANNIE MAE, 6.5%, 3/1/29                                                                         436,009              454,400
       FANNIE MAE, 6.0%, 4/1/14                                                                         508,711              525,880
       FANNIE MAE, 6.5%, 7/1/32                                                                       2,819,162            2,931,947
       FANNIE MAE, 6.5%, 9/1/18                                                                       1,944,877            2,032,047
       FANNIE MAE, 6.5%, 10/1/31                                                                        908,847              945,482
       FANNIE MAE, 6.5%, 5/1/32                                                                       1,157,829            1,204,150
       FANNIE MAE, 5.5%, 2/1/33                                                                       1,198,536            1,202,879
       FANNIE MAE, 5.5%, 4/1/33                                                                         854,566              857,663
       FANNIE MAE, 4.5%, 8/1/19                                                                       3,116,696            3,050,932
       FANNIE MAE, 4.5%, 9/1/34                                                                       1,765,991            1,677,311
       FANNIE MAE, 5.0%, 8/1/33                                                                       3,417,101            3,351,536
       FANNIE MAE, 5.0%, 11/1/19                                                                      4,716,795            4,718,119
       FANNIE MAE, 5.0%, 6/1/34                                                                       1,205,126            1,179,383
       FANNIE MAE, 5.0%, 7/1/19                                                                       5,360,169            5,362,474
       FANNIE MAE, 5.0%, 8/1/19                                                                       3,292,827            3,294,243
       FANNIE MAE, 6.0%, 10/1/34                                                                      5,521,183            5,646,595
       FANNIE MAE PL 807595, 4.5%, 12/1/34                                                            1,297,021            1,232,008
                                                                                                                   -----------------
                                                                                                                          54,367,528
                                                                                                                   -----------------
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                                                6.0%
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.0%, 12/15/31                                            1,011,904            1,042,361
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 11/15/31                                              453,614              479,760
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.0%, 10/15/32                                            1,576,121            1,623,014
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 6.5%, 5/15/29                                               642,960              672,896
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 12/15/28                                              194,820              206,353
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 7.0%, 9/15/29                                                98,350              104,128
       GOVERNMENT NATIONAL SINGLE FAMILY, 6.5%, 8/15/31                                               1,305,133            1,365,206
       GOVERNMENT NATIONAL SINGLE FAMILY, 7.0%, 12/15/29                                                729,493              772,547
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 4.5%, 4/15/18                                             2,205,164            2,179,011
       GOVERNMENT NATIONAL MORTGAGE ASSOC., 3.407%, 7/16/21                                           2,000,000            1,935,475
                                                                                                                   -----------------
                                                                                                                          10,380,751
                                                                                                                   -----------------
CORPORATE BONDS - 37.5%
ASSET BACKED SECURITIES                                                                 1.0%
       GE CAPITAL COMMERCIAL MORTGAGE CORP., 4.353%, 6/10/48                                          1,750,000            1,726,003
                                                                                                                   -----------------
AUTOMOTIVE                                                                              1.1%
       DAIMLERCHRYSLER, 7.2%, 9/1/09                                                                    775,000              835,063
       FORD MOTOR COMPANY, 7.45%, 7/16/31                                                               575,000              521,542
       GENERAL MOTORS, 8.375%, 7/15/33                                                                  550,000              471,625
                                                                                                                   -----------------
                                                                                                                           1,828,230
                                                                                                                   -----------------
BANKING                                                                                 1.6%
       NB CAPITAL TRUST IV, 8.25%, 4/15/27                                                            1,660,000            1,842,973
       USA INTERACTIVE, 7.0%, 1/15/13                                                                   800,000              848,529
                                                                                                                   -----------------
                                                                                                                           2,691,502
                                                                                                                   -----------------
BANKING AND FINANCIAL SERVICES                                                         11.8%
       AMERICAN GENERAL FINANCE, 4.5%, 11/15/07                                                       1,800,000            1,803,541
       CITIGROUP, INC., 7.375%, 4/2/07                                                                1,800,000            1,904,355
       CAPITAL ONE BANK, 6.5%, 6/13/13                                                                1,000,000            1,075,529
       DETROIT EDISON SECURITIZATION FUNDING LLC, 6.19%, 3/1/13                                         500,000              533,503
       FIRST DATA CORP., 4.7%, 11/1/06                                                                1,750,000            1,765,885
       GOLDMAN SACHS CAPITAL I, 6.345%, 2/15/34                                                         900,000              925,484
       GREENWICH CAP. COMMER. FUNDING CORP., 4.305%, 8/10/42                                          1,500,000            1,477,851
       INTERNATIONAL LEASE FIN., 5.875%, 5/1/13                                                       1,500,000            1,548,423
       JP MORGAN CHASE, 5.125%, 9/15/14                                                               1,250,000            1,232,501
       JP MORGAN CHASE COMMER. MORTG. SEC., 4.223%, 1/15/42                                           1,500,000            1,471,683
       LEHMAN BROTHERS HOLDINGS, INC., 8.25%, 6/15/07                                                 1,750,000            1,896,345
       MELLON CAP II, 7.995%, 1/15/27                                                                 2,040,000            2,230,681
       PSE&G TRANSITION FUNDING LLC, 6.45%, 3/15/13                                                   1,450,000            1,567,523
       VANDERBILT MORTGAGE FINANCE, 7.82%, 11/7/17                                                      904,556              917,788
                                                                                                                   -----------------
                                                                                                                          20,351,092
                                                                                                                   -----------------
BROADCASTING                                                                            0.6%
       COMCAST CORP., 6.5%, 1/15/15                                                                   1,000,000            1,072,321
                                                                                                                   -----------------
COMMERCIAL SERVICES                                                                     0.9%
       ARAMARK SERVICES, INC., 7.0%, 7/15/06                                                          1,550,000            1,596,500
                                                                                                                   -----------------
DIVERSIFIED                                                                             0.7%
       GENERAL ELECTRIC CAP. CORP., 5.875%, 2/15/12                                                   1,140,000            1,205,550
                                                                                                                   -----------------
ELECTRIC UTILITY                                                                        3.4%
       AMERICAN ELECTRIC POWER, 5.375%, 3/15/10                                                       1,150,000            1,175,161
       PACIFIC GAS&ELEC., 4.8%, 3/1/14                                                                1,055,000            1,028,766
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
       PECO ENERGY TRANSITION TRUST, 6.52%, 12/31/10                                                  3,385,000            3,674,716
                                                                                                                   -----------------
                                                                                                                           5,878,643
                                                                                                                   -----------------
FINANCIAL SERVICES                                                                      5.1%
       CITIGROUP COMMERCIAL MORTGAGE TRUST, 4.733%, 10/15/41                                          1,500,000            1,461,299
       DUKE CAPITAL LLC, 5.668%, 8/15/14                                                                850,000              856,375
       HOUSEHOLD FINANCE, 6.4%, 6/17/08                                                               1,150,000            1,213,372
       ISTAR FINANCIAL, INC., 4.875%, 1/15/09                                                           880,000              869,633
       MORGAN STANLEY CAPITAL, 4.3%, 7/15/56                                                          1,500,000            1,476,135
       MORGAN STANLEY CAPITAL, 4.517%, 1/14/42                                                        1,750,000            1,750,136
       MORGAN STANLEY, 3.875%, 1/15/09                                                                1,250,000            1,216,540
                                                                                                                   -----------------
                                                                                                                           8,843,490
                                                                                                                   -----------------
HEALTH CARE                                                                             0.9%
       AETNA, INC., 7.375%, 3/1/06                                                                    1,500,000            1,543,125
                                                                                                                   -----------------
HOTELS AND LODGING                                                                      0.5%
       HARRAHS OPERATING CO., INC., 5.375%, 12/15/13                                                    875,000              868,935
                                                                                                                   -----------------
OIL & EXPLOR PROD & SER                                                                 1.2%
       ENCANA CORP., 4.75%, 10/15/13                                                                  1,000,000              976,631
       PEMEX PROJECT FUNDING MASTER TR., 8.5%, 2/15/08                                                1,000,000            1,089,500
                                                                                                                   -----------------
                                                                                                                           2,066,131
                                                                                                                   -----------------
PRINTING & PUBLISHING                                                                   0.6%
       NEWS AMERICA HOLDINGS, 8.15%, 10/17/36                                                           850,000            1,054,671
                                                                                                                   -----------------
RAILROADS                                                                               1.2%
       BRIT SKY BROADCA BSY, 8.2%, 7/15/09                                                            1,000,000            1,128,686
       BURLINGTON/SANTA, 4.3%, 1/1/13                                                                   925,000              878,350
                                                                                                                   -----------------
                                                                                                                           2,007,036
                                                                                                                   -----------------
REAL ESTATE                                                                             1.1%
       ERP OPERATING LP, 5.25%, 9/15/14                                                                 900,000              887,625
       PULTE HOMES, INC., 6.375%, 5/15/33                                                             1,100,000            1,053,250
                                                                                                                   -----------------
                                                                                                                           1,940,875
                                                                                                                   -----------------
TRANSPORTATION & SHIPPING                                                               1.5%
       BELLSOUTH CORPORATION, 5.2%, 9/15/14                                                           1,000,000              991,075
       FEDEX CORP., 6.875%, 2/15/06                                                                   1,500,000            1,536,519
                                                                                                                   -----------------
                                                                                                                           2,527,594
                                                                                                                   -----------------
TELECOMMUNICATIONS                                                                      4.3%
       AOL TIME WARNER, 7.625%, 4/15/31                                                                 750,000              883,790
       AT&T WIRELESS, 8.125%, 5/1/12                                                                    900,000            1,052,852
       DEUTSCHE TELEKOM INT FIN., 8.5%, 6/15/10                                                       1,000,000            1,151,307
       FRANCE TELECOM, 8.75%, 3/1/31                                                                    800,000            1,056,082
       MOTOROLA, INC., 7.625%, 11/15/10                                                               1,000,000            1,124,954
       SPRINT CAPITAL CORP., 8.75%, 3/15/32                                                             750,000              975,962
       VERIZON GLOBAL FUNDING CORP., 7.75%, 6/15/32                                                   1,000,000            1,220,497
                                                                                                                   -----------------
                                                                                                                           7,465,444
                                                                                                                   -----------------
TOTAL CORPORATE BONDS                                                                                                     64,667,142
                                                                                                                   -----------------
TOTAL FIXED INCOME - 100% (Cost $172,706,260)                                                                      $     172,353,312
                                                                                                                   =================

ACTIVA Schedule of Investments
VALUE FUND - 3/31/05 (Unaudited)
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE                VALUE
--------------------                                                             -----------          ---------                -----
US TREASURY BILLS - 0.1%                                                               0.1%
       U.S. TREASURY BILL, D/N, 6/23/05                                                                 100,000    $          99,381
                                                                                                                   -----------------
TOTAL US TREASURY BILLS (Cost $99,360)                                                                                        99,381
                                                                                                                   -----------------
COMMON STOCKS - 99.9%
AEROSPACE                                                                              2.7%
       UNITED DEFENSE INDS., INC.                                                                         2,700              198,234
       UNITED TECHNOLOGIES                                                                               29,336            2,982,298
                                                                                                                   -----------------
                                                                                                                           3,180,532
                                                                                                                   -----------------
AGRICULTURE                                                                            0.3%
       BUNGE LIMITED                                                                                      7,300              393,324
                                                                                                                   -----------------
BANKING                                                                               17.0%
       BANK OF AMERICA CORP.                                                                            135,730            5,985,693
       CITIGROUP, INC.                                                                                  121,672            5,467,940
       COMERICA, INC.                                                                                    37,860            2,085,329
       HIBERNIA CORP.                                                                                    16,819              538,376
       KEYCORP                                                                                           32,700            1,061,115
       MBNA CORPORATION                                                                                  36,100              886,255
       NATIONAL CITY CORP.                                                                               18,800              629,800
       UNIONBANCAL CORPORATION                                                                           13,109              802,926
       UBS AG-REGISTERED                                                                                 30,772            2,597,157
                                                                                                                   -----------------
                                                                                                                          20,054,591
                                                                                                                   -----------------
BIOTECHNOLOGY                                                                          0.3%
       MILLENNIUM PHARMACEUTICALS                                                                       *35,500              298,910
                                                                                                                   -----------------
BROADCASTING                                                                           0.8%
       LIBERTY MEDIA - CL A                                                                             *57,000              591,090
       UNITEDGLOBALCOM, INC. - CL A                                                                     *41,400              391,644
                                                                                                                   -----------------
                                                                                                                             982,734
                                                                                                                   -----------------
BUILDING PRODUCTS                                                                      0.5%
       SHERWIN-WILLIAMS & CO.                                                                            12,700              558,673
                                                                                                                   -----------------
BUSINESS SERVICES                                                                      1.1%
       FIRST DATA CORP.                                                                                  32,500            1,277,575
                                                                                                                   -----------------
CHEMICALS                                                                              0.7%
       AIR PRODUCTS & CHEMICALS                                                                          13,000              822,770
                                                                                                                   -----------------
COMMERCIAL SERVICES                                                                    0.4%
       CENDANT CORP.                                                                                     22,912              470,612
                                                                                                                   -----------------
COMPUTER SOFTWARE                                                                      1.7%
       MICROSOFT CORP.                                                                                   60,300            1,457,451
       ORACLE CORP.                                                                                     *41,800              521,664
                                                                                                                   -----------------
                                                                                                                           1,979,115
                                                                                                                   -----------------
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE                VALUE
--------------------                                                             -----------          ---------                -----
CONSTRUCTION - DOMESTIC                                                                1.5%
       CENTEX CORPORATION                                                                                 4,000              229,080
       HOVNANIAN ENTERPRISES                                                                            *12,700              647,700
       LAFARGE NORTH AMERICA, INC.                                                                       15,400              900,130
                                                                                                                   -----------------
                                                                                                                           1,776,910
                                                                                                                   -----------------
CONSTRUCTION - FOREIGN                                                                 0.7%
       ACCENTURE LTD.                                                                                    35,700              862,155
                                                                                                                   -----------------
COSMETICS                                                                              1.0%
       KIMBERLY-CLARK CORP.                                                                              18,600            1,222,578
                                                                                                                   -----------------
DEFENSE                                                                                0.9%
       GENERAL DYNAMICS                                                                                  10,122            1,083,560
                                                                                                                   -----------------
ELECTRIC UTILITY                                                                       2.8%
       AMEREN CORPORATION                                                                                11,600              568,516
       AMERICAN ELECTRIC POWER                                                                           43,700            1,488,422
       EXELON CORP.                                                                                      21,560              989,388
       WESTAR ENERGY, INC.                                                                              *10,500              227,220
                                                                                                                   -----------------
                                                                                                                           3,273,546
                                                                                                                   -----------------
ELECTRICAL EQUIPMENT                                                                   3.6%
       GENERAL ELECTRIC & CO.                                                                           108,000            3,894,480
       NISOURCE INCORPORATION                                                                            13,800              314,502
                                                                                                                   -----------------
                                                                                                                           4,208,982
                                                                                                                   -----------------
ELECTRONICS                                                                            1.1%
       MOTOROLA, INC.                                                                                    82,764            1,238,977
                                                                                                                   -----------------
ENERGY                                                                                 0.9%
       XCEL ENERGY, INC.                                                                                 63,700            1,094,366
                                                                                                                   -----------------
ENTERTAINMENT                                                                          1.6%
       VIACOM, INC., CL B                                                                               *53,200            1,852,956
                                                                                                                   -----------------
ENVIRONMENTAL SERVICES                                                                 0.8%
       WASTE MANAGEMENT, INC.                                                                            33,000              952,050
                                                                                                                   -----------------
FINANCIAL SERVICES                                                                     7.4%
       AMBAC FINANCIAL GROUP, INC.                                                                       10,700              799,825
       AMERICAN CAPITAL STRATIGIES                                                                      *14,200              446,022
       CAPITAL ONE FINANCIAL                                                                             25,438            1,901,999
       COUNTRYWIDE CREDIT IND., INC.                                                                     50,120            1,626,895
       FREDDIE MAC                                                                                       35,257            2,228,243
       GOLDEN WEST FINANCIAL CORP.                                                                       15,746              952,633
       ISTAR FINANCIAL, INC.                                                                             18,800              774,184
                                                                                                                   -----------------
                                                                                                                           8,729,801
                                                                                                                   -----------------
HEALTH CARE                                                                            1.3%
       HCA, INC.                                                                                         14,700              787,479
       HUMANA, INC.                                                                                     *24,100              769,754
                                                                                                                   -----------------
                                                                                                                           1,557,233
                                                                                                                   -----------------
HOME BUILDERS                                                                          1.8%
       D.R. HORTON, INC.                                                                                 35,733            1,044,843
       STANDARD-PACIFIC CORP.                                                                            15,200            1,097,288
                                                                                                                   -----------------
                                                                                                                           2,142,131
                                                                                                                   -----------------
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE                VALUE
--------------------                                                             -----------          ---------                -----
INDUSTRIAL GOODS & SERVICES                                                            0.4%
       YELLOW ROADWAY CORP.                                                                              *7,500              439,050
                                                                                                                   -----------------
INSTRUMENTATION                                                                        0.7%
       PARKER HANNIFIN CORP.                                                                            *13,300              810,236
                                                                                                                   -----------------
INSURANCE                                                                              6.2%
       HARTFORD FINANCIAL SERVICES GROUP                                                                 17,300            1,186,088
       MBIA, INC.                                                                                        12,012              627,987
       ST. PAUL COMPANIES                                                                                42,901            1,575,754
       UNUMPROVIDENT CORP.                                                                               52,100              886,742
       ACE LIMITED                                                                                       38,900            1,605,403
       MONTPELIER RE HOLDINGS LTD.                                                                       23,900              840,085
       XL CAPITAL LIMITED                                                                                 8,090              585,473
                                                                                                                   -----------------
                                                                                                                           7,307,532
                                                                                                                   -----------------
MACHINERY & EQUIPMENT                                                                  0.4%
       GRACO, INC.                                                                                       13,000              524,680
                                                                                                                   -----------------
MANUFACTURING - MISCELLANEOUS                                                          0.4%
       INGERSOLL-RAND CO. - CL A                                                                          6,500              517,725
                                                                                                                   -----------------
MERCHANDISING                                                                          0.5%
       OMNICOM GROUP COM                                                                                  6,200              548,824
                                                                                                                   -----------------
MEDICAL SERVICES                                                                       0.4%
       PACIFICARE HEALTH SYSTEMS, INC.                                                                   *7,700              438,284
                                                                                                                   -----------------
METALS & MINING                                                                        0.2%
       PHELPS DODGE CORP.                                                                                 2,600              264,498
                                                                                                                   -----------------
OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                                   3.1%
       I.B.M.                                                                                            24,420            2,231,500
       PITNEY BOWES, INC.                                                                                13,500              609,120
       XEROX CORP.                                                                                      *50,230              760,985
                                                                                                                   -----------------
                                                                                                                           3,601,604
                                                                                                                   -----------------
OIL/GAS - EQUIPMENT & SVCS                                                             4.2%
       CONOCOPHILLIPS                                                                                    35,700            3,849,888
       VALERO ENERGY CORP.                                                                               15,800            1,157,666
                                                                                                                   -----------------
                                                                                                                           5,007,554
                                                                                                                   -----------------
OIL & GAS EXPLOR PROD & SER                                                           12.1%
       CHEVRONTEXACO CORP.                                                                               56,756            3,309,442
       DEVON ENERGY CORP.                                                                                 9,684              462,411
       EXXON MOBIL CORP.                                                                                 74,564            4,444,015
       OCCIDENTAL PETROLEUM CORP.                                                                       *40,600            2,889,502
       PETRO-CANADA                                                                                      30,000            1,735,800
       UGI CORP.                                                                                         16,100              731,262
       UNOCAL CORP.                                                                                      10,900              672,421
                                                                                                                   -----------------
                                                                                                                          14,244,853
                                                                                                                   -----------------
PAPER PRODUCTS                                                                         1.5%
       WEYERHAEUSER                                                                                      25,771            1,765,314
                                                                                                                   -----------------
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE                VALUE
--------------------                                                             -----------          ---------                -----
PHARMACEUTICALS                                                                        1.2%
       ICOS CORPORATION                                                                                 *20,400              458,184
       KING PHARMACEUTICALS, INC.                                                                       *52,997              440,405
       MEDCO HEALTH SOLUTIONS                                                                           *11,362              563,214
                                                                                                                   -----------------
                                                                                                                           1,461,803
                                                                                                                   -----------------
RAILROADS                                                                              2.4%
       CANADIAN NATIONAL RAILWAY                                                                         45,271            2,866,107
                                                                                                                   -----------------
RESTAURANTS                                                                            0.9%
       MCDONALDS CORP.                                                                                   34,900            1,086,786
                                                                                                                   -----------------
RETAIL STORES                                                                          1.7%
       ABERCROMBIE & FITCH CO. - CL A                                                                    30,700            1,757,268
       GENERAL GROWTH PROPERTIES                                                                          8,400              286,440
                                                                                                                   -----------------
                                                                                                                           2,043,708
                                                                                                                   -----------------
TOBACCO                                                                                4.3%
       ALTRIA GROUP, INC.                                                                                52,825            3,454,227
       CAROLINA GROUP                                                                                    20,300              671,930
       UST, INC.                                                                                         17,200              889,240
                                                                                                                   -----------------
                                                                                                                           5,015,397
                                                                                                                   -----------------
TELECOMMUNICATIONS                                                                     7.5%
       CABLEVISION SYSTEMS NEW YORK GROUP                                                               *15,600              437,580
       CITIZENS COMMUNICATIONS COMPANY                                                                   61,705              798,463
       COMCAST CORP.  NEW - CL A                                                                        *40,500            1,368,090
       LIBERTY MEDIA INTERNATIONAL                                                                       *6,800              297,432
       SPRINT CORP.                                                                                      87,843            1,998,428
       TIME WARNER                                                                                     *156,123            2,739,959
       VERIZON COMMUNICATIONS                                                                            35,800            1,270,900
                                                                                                                   -----------------
                                                                                                                           8,910,852
                                                                                                                   -----------------
TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                              0.9%
       CENTURYTEL, INC.                                                                                  31,500            1,034,460
                                                                                                                   -----------------
TOTAL COMMON STOCKS - (Cost $102,216,019)                                                                                117,903,348
                                                                                                                   -----------------
TOTAL INVESTMENTS - 100% (Cost $102,315,379)                                                                       $     118,002,729
                                                                                                                   =================

*Non-dividend producing as of March 31, 2005

At March 31, 2005, the Fund's open future contracts were as follows:

Number of                  Opening                             Face       Market
Contracts               Contract Type                        Amount        Value
--------------------------------------------------------------------------------
     14     Standard & Poor's 500 Emini Future, 6/17/05    $859,410     $828,730

ACTIVA Schedule of Investments
GROWTH FUND - 3/31/05 (Unaudited)
                                                                                        % OF     SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS     PAR VALUE             VALUE
--------------------                                                             -----------     ---------             -----
FEDERAL HOME LOAN BANK - 1.9%                                                          1.9%
       FEDERAL HOME LOAN BANK, DN, 4/1/05                                                          600,000          $600,000
                                                                                                               -------------
TOTAL FEDERAL HOME LOAN BANK (Cost $600,000)                                                                         600,000
                                                                                                               -------------
COMMON STOCKS - 98.1%
APPAREL                                                                                1.2%
       POLO RALPH LAUREN CORPORATION                                                                 9,200           356,960
                                                                                                               -------------
BIOTECHNOLOGY                                                                          1.7%
       GENENTECH, INC.                                                                              *9,200           520,812
                                                                                                               -------------
BUSINESS SERVICES                                                                      0.7%
       EBAY, INC.                                                                                   *5,800           216,108
                                                                                                               -------------
COMMUNICATIONS EQUIPMENT                                                               2.7%
       COMCAST CORPORATION NEW CLASS A SPECIAL                                                     *17,000           567,800
       QUALCOMM, INC.                                                                                6,900           252,885
                                                                                                               -------------
                                                                                                                     820,685
                                                                                                               -------------
COMPUTER SOFTWARE                                                                      6.0%
       MICROSOFT CORP.                                                                              48,620         1,175,145
       ORACLE CORP.                                                                                *54,500           680,160
                                                                                                               -------------
                                                                                                                   1,855,305
                                                                                                               -------------
COMPUTERS                                                                              5.9%
       CISCO SYSTEMS, INC.                                                                         *24,710           442,062
       DELL, INC.                                                                                  *12,500           480,250
       INTEL CORP.                                                                                  38,480           893,890
                                                                                                               -------------
                                                                                                                   1,816,202
                                                                                                               -------------
COSMETICS                                                                              1.3%
       AVON PRODUCTS, INC.                                                                           9,300           399,342
                                                                                                               -------------
DRUGS                                                                                  2.9%
       NOVARTIS AG - ADR                                                                            19,310           903,322
                                                                                                               -------------
DATA PROCESSING & REPRODUCTION                                                         1.0%
       ALLIANCE DATA SYSTEMS CORP.                                                                  *7,500           303,000
                                                                                                               -------------
DEFENSE                                                                                1.5%
       GENERAL DYNAMICS                                                                              4,400           471,020
                                                                                                               -------------
ELECTRIC UTILITY                                                                       1.6%
       CONSOL ENERGY, INC.                                                                          10,500           493,710
                                                                                                               -------------
ELECTRICAL EQUIPMENT                                                                   3.9%
       GENERAL ELECTRIC & CO.                                                                       33,375         1,203,503
                                                                                                               -------------
ELECTRONICS                                                                            5.4%
       EMC CORP/MASS                                                                               *48,800           601,216
       EOG RESOURCES, INC.                                                                           9,800           477,652
       HARMAN INTERNATIONAL INDUSTRIES                                                               4,100           362,686
       ROCKWELL INTERNATIONAL CORP.                                                                  4,000           226,560
                                                                                                               -------------
                                                                                                                   1,668,114
                                                                                                               -------------
                                                                                        % OF     SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS     PAR VALUE             VALUE
--------------------                                                             -----------     ---------             -----
ENTERTAINMENT                                                                          1.5%
       HARRAH'S ENTERTAINMENT, INC.                                                                  4,700           303,526
       XM SATTELITE RADIO HOLDING - CLASS A                                                         *4,700           148,050
                                                                                                               -------------
                                                                                                                     451,576
                                                                                                               -------------
FINANCIAL SERVICES                                                                     8.0%
       AMERICAN EXPRESS COMPANY                                                                     12,140           623,632
       FRANKLIN RESOURCES, INC.                                                                      6,547           449,451
       GOLDMAN SACH GROUP, INC.                                                                      3,100           340,969
       J.P. MORGAN CHASE & CO.                                                                      12,300           425,580
       PROVIDIAN FINANCIAL CORP.                                                                   *19,000           326,040
       SLM CORP.                                                                                     6,300           313,992
                                                                                                               -------------
                                                                                                                   2,479,664
                                                                                                               -------------
HOTELS & LODGING                                                                       3.1%
       MARRIOTT INTERNATIONAL CLASS-A                                                                7,800           521,508
       STARWOOD HOTELS & RESORTS WORLDWIDE                                                           7,300           438,219
                                                                                                               -------------
                                                                                                                     959,727
                                                                                                               -------------
INDUSTRIAL GOODS & SERVICES                                                            2.4%
       CLOROX COMPANY                                                                               11,500           724,385
                                                                                                               -------------
INFORMATIONAL SERVICES                                                                 3.2%
       YAHOO!, INC.                                                                                *29,200           989,880
                                                                                                               -------------
INSURANCE                                                                              0.7%
       AMERICAN INTERNATIONAL GROUP                                                                  3,940           218,315
                                                                                                               -------------
INTERNET CONTENT                                                                       0.9%
       GOOGLE, INC. - CL A                                                                          *1,609           290,441
                                                                                                               -------------
MANUFACTURING-CAPITAL GOODS                                                            1.0%
       DANAHER CORP.                                                                                 5,800           309,778
                                                                                                               -------------
MEDICAL EQUIPMENT & SUPPLIES                                                           9.0%
       ALLERGAN, INC.                                                                                5,000           347,350
       JOHNSON & JOHNSON                                                                            17,410         1,169,256
       ST. JUDE MEDICAL, INC.                                                                      *10,500           378,000
       TYCO INTERNATIONAL LTD.                                                                      25,800           872,040
                                                                                                               -------------
                                                                                                                   2,766,646
                                                                                                               -------------
MEDICAL LABS & TESTING SERV.                                                           3.3%
       AETNA, INC.                                                                                   2,100           157,395
       CHARLES RIVER LABORATORIES INTERNATIONAL, INC.                                               *7,300           343,392
       CYTYC CORPORATION                                                                            *6,900           158,769
       QUEST DIAGNOSTICS, INC.                                                                       3,300           346,929
                                                                                                               -------------
                                                                                                                   1,006,485
                                                                                                               -------------
MEDICAL SERVICES                                                                       3.5%
       PACIFICARE HEALTH SYSTEMS, INC.                                                              *2,500           142,300
       UNITEDHEALTH GROUP, INC.                                                                      9,700           925,186
                                                                                                               -------------
                                                                                                                   1,067,486
                                                                                                               -------------
OFFICE/BUSINESS EQUIPMENT & SUPPLIES                                                   0.8%
       APPLE COMPUTER                                                                               *5,600           233,352
                                                                                                               -------------
OIL & GAS EXPLOR PROD & SER                                                            2.6%
       EXXON MOBIL CORP.                                                                             5,018           299,073
                                                                                        % OF     SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS     PAR VALUE             VALUE
--------------------                                                             -----------     ---------             -----
       NEWFIELD EXPLORATION CO.                                                                     *4,000           297,040
       SCHLUMBERGER LTD.                                                                             3,000           211,440
                                                                                                               -------------
                                                                                                                     807,553
                                                                                                               -------------
PHARMACEUTICALS                                                                        6.0%
       AMGEN, INC.                                                                                  *2,850           165,898
       CAREMARK RX, INC.                                                                           *14,000           556,920
       MONSANTO COMPANY                                                                              9,600           619,200
       PFIZER, INC.                                                                                 14,714           386,537
       ZIMMER HOLDINGS, INC.                                                                        *1,500           116,715
                                                                                                               -------------
                                                                                                                   1,845,270
                                                                                                               -------------
PUBLISHING                                                                             2.3%
       NEWS CORPORATION, INC. - CL B                                                                39,700           699,117
                                                                                                               -------------
RESTAURANTS                                                                            0.5%
       STARBUCKS CORP.                                                                              *3,000           154,980
                                                                                                               -------------
RETAIL STORES                                                                          7.2%
       CHICO'S FAS, INC.                                                                            *5,700           161,082
       COACH, INC.                                                                                  *4,020           227,653
       KOHL'S CORP.                                                                                 *7,700           397,551
       PETSMART, INC.                                                                                9,200           264,500
       STAPLES, INC.                                                                                11,400           358,302
       TARGET CORP.                                                                                 16,000           800,320
                                                                                                               -------------
                                                                                                                   2,209,408
                                                                                                               -------------
SHOES - LEATHER                                                                        1.3%
       NIKE, INC. - CL B                                                                             4,600           383,226
                                                                                                               -------------
TECHNOLOGY-SOFTWARE                                                                    1.0%
       LINEAR TECHNOLOGY                                                                             7,900           302,649
                                                                                                               -------------
TELECOMMUNICATIONS                                                                     2.4%
       SPRINT CORP.                                                                                 10,200           232,050
       VERISIGN, INC.                                                                              *17,500           502,250
                                                                                                               -------------
                                                                                                                     734,300
                                                                                                               -------------
TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                              0.6%
       COGNIZANT TECHNOLOGY SOLUTIONS CORPORATIONS                                                  *4,000           184,800
                                                                                                               -------------
WHOLESALE DISTRIBUTION                                                                 1.0%
       SYSCO CORP.                                                                                   8,600           307,880
                                                                                                               -------------
TOTAL COMMON STOCKS (Cost $26,869,817)                                                                            30,155,001
                                                                                                               -------------
WARRANTS - 0.0%                                                                        0.0%
       LUCENT TECH WARRANT - EXPIRES 12/10/07                                                          714               478
                                                                                                               -------------
TOTAL WARRANTS (Cost $0)                                                                                                 478
                                                                                                               -------------
TOTAL INVESTMENTS - 100% (Cost $ 27,469,817)                                                                   $  30,755,479
                                                                                                               =============


*Non-dividend producing as of March 31, 2005

ACTIVA Schedule of Investments
INTERNATIONAL FUND - 3/31/05 (Unaudited)
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
COMMON STOCKS - 100%
ADVERTISING                                                                             2.0%
       PUBLICIS GROUPE                                                                                   20,981             $645,704
                                                                                                                   -----------------
AIRLINES                                                                                0.8%
       EASYJET PLC                                                                                      *63,819              260,179
                                                                                                                   -----------------
AUTOMOTIVE                                                                              1.7%
       BAYERISCHE MOTOREN WERKE (DEM)                                                                    11,876              540,057
                                                                                                                   -----------------
BANKING                                                                                 7.9%
       ROYAL BANK OF SCOTLAND                                                                            17,153              545,826
       KBC BANKVERZEKERINGS HOLDINGS                                                                     *8,220              694,935
       BANCO BILBAO                                                                                      40,343              658,541
       MITSUBISHI TOKYO FINAN.                                                                               76              660,808
                                                                                                                   -----------------
                                                                                                                           2,560,110
                                                                                                                   -----------------
BANKING & FINANCIAL SERVICES                                                            4.7%
       SUMITOMO MITSUI FINANCIAL GROUP, INC.                                                                121              821,298
       UBS AG- REGISTERED                                                                                 8,056              682,654
                                                                                                                   -----------------
                                                                                                                           1,503,952
                                                                                                                   -----------------
BROADCASTING                                                                            1.4%
       GESTEVISION TELECINO SA                                                                          *19,727              459,948
                                                                                                                   -----------------
BUSINESS SERVICES                                                                       2.8%
       TOPPAN PRINTING                                                                                   36,000              395,138
       ADECCO SA - REG                                                                                    9,006              496,430
                                                                                                                   -----------------
                                                                                                                             891,568
                                                                                                                   -----------------
CHEMICALS                                                                               2.2%
       MAKHTESHIM-AGAN INDUSTRIES                                                                        43,865              245,181
       SHIN ETSU CHEM                                                                                    12,400              470,681
                                                                                                                   -----------------
                                                                                                                             715,862
                                                                                                                   -----------------
COAL                                                                                    1.5%
       FORDING CANADIAN COAL TRUST                                                                        5,200              477,776
                                                                                                                   -----------------
CONSTRUCTION - FOREIGN                                                                  3.3%
       TAYLOR WOODROW PLC                                                                               *45,468              262,905
       HEIDELBERGCEMENT AG                                                                                6,625              417,937
       STOLT OFFSHORES S.A.                                                                             *48,800              377,917
                                                                                                                   -----------------
                                                                                                                           1,058,759
                                                                                                                   -----------------
CONSUMER GOODS & SERVICES                                                               1.3%
       FUJI PHOTO FILM                                                                                   11,500              421,466
                                                                                                                   -----------------
COSMETICS                                                                               1.0%
       STRAUMANN HOLDING AG                                                                               1,564              339,857
                                                                                                                   -----------------
DATA PROCESSING & REPRODUCTION                                                          1.5%
       CANON, INC.                                                                                        9,200              494,577
                                                                                                                   -----------------

                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
DIVERSIFIED                                                                             1.0%
       LAGARDERE S.C.A                                                                                   *4,455              338,132
                                                                                                                   -----------------
ELECTRICAL EQUIPMENT                                                                    2.9%
       PREMIER FARNELL PLC                                                                              156,437              501,789
       SMC CORPORATION                                                                                    3,700              419,606
                                                                                                                   -----------------
                                                                                                                             921,395
                                                                                                                   -----------------
ELECTRONICS                                                                             4.6%
       ATI TECHNOLOGIES, INC.                                                                           *18,100              312,406
       ARM HOLDINGS PLC                                                                                 298,921              594,498
       ASUSTEK COMPUTER, INC.-GDR                                                                        88,724              245,003
       LG ELECTRONICS, INC.                                                                               4,890              327,926
                                                                                                                   -----------------
                                                                                                                           1,479,833
                                                                                                                   -----------------
FINANCIAL SERVICES                                                                      3.4%
       MAN GROUP PLC                                                                                     23,362              606,553
       SWISS LIFE HOLDINGS                                                                                3,238              488,457
                                                                                                                   -----------------
                                                                                                                           1,095,010
                                                                                                                   -----------------
FOOD PRODUCTS                                                                           7.1%
       DIAGEO PLC                                                                                        29,754              419,427
       MORRISON (WM.) SUPERMARKETS PLC                                                                  270,150            1,000,537
       KONINKLIJKE NUMICO N.V.                                                                          *20,801              853,191
                                                                                                                   -----------------
                                                                                                                           2,273,155
                                                                                                                   -----------------
HEALTH CARE                                                                             2.0%
       ROCHE HOLDINGS                                                                                     5,825              626,533
                                                                                                                   -----------------
HOUSEWARES                                                                              1.8%
       ASAHI GLASS COMPANY                                                                               54,000              570,494
                                                                                                                   -----------------
HOTELS & LODGING                                                                        1.2%
       ACCOR SA                                                                                           7,586              372,280
                                                                                                                   -----------------
INVESTMENT COMPANY                                                                      1.7%
       MEDIOBANCA S.P.A.                                                                                 31,653              550,834
                                                                                                                   -----------------
MANUFACTURING - MISCELLANEOUS                                                           3.0%
       BAYER AG                                                                                         *17,302              573,405
       DAEWOO SHIPBUILDING & MARINE                                                                      20,680              388,959
                                                                                                                   -----------------
                                                                                                                             962,364
                                                                                                                   -----------------
MEDICAL EQUIPMENT & SUPPLIES                                                            2.2%
       SANOFI-SYNTHELABO SA (FFR)                                                                         8,274              699,501
                                                                                                                   -----------------
METALS & MINING                                                                         1.3%
       CAMECO CORPORATION                                                                                 9,100              402,932
                                                                                                                   -----------------
NATURAL GAS UTILITY                                                                     1.3%
       TOKYO GAS CO LTD.                                                                                105,000              424,084
                                                                                                                   -----------------
OIL & GAS EXPLOR PROD & SER                                                             6.0%
       SAIPEM S.P.A.                                                                                     19,610              249,254
       PETROCHINA CO. LTD.                                                                              792,000              492,502
                                                                                        % OF          SHARES OR
SECURITY DESCRIPTION                                                             INVESTMENTS          PAR VALUE               VALUE
--------------------                                                             -----------          ---------               -----
       ENTE NAZIONALE IDROC (ITL)                                                                        30,454              792,776
       PRECISION DRILLING CORP.                                                                          *5,200              388,232
                                                                                                                   -----------------
                                                                                                                           1,922,764
                                                                                                                   -----------------
PHARMACEUTICALS                                                                         3.9%
       SHIRE PHARMACEUTICALS                                                                             38,662              441,624
       MERCK KGAA                                                                                       *11,355              819,188
                                                                                                                   -----------------
                                                                                                                           1,260,812
                                                                                                                   -----------------
RETAIL STORES                                                                           4.4%
       PINAULT PRINTEMPS REDOUTE                                                                         *6,245              669,594
       ESPRIT HOLDINGS LIMITED                                                                          111,000              757,852
                                                                                                                   -----------------
                                                                                                                           1,427,446
                                                                                                                   -----------------
REAL ESTATE                                                                             1.9%
       MITSUBISHI ESTATE CO. LTD. (JP)                                                                   52,000              605,759
                                                                                                                   -----------------
SHOES - LEATHER                                                                         1.9%
       ADIDAS SALOMON                                                                                     3,737              595,247
                                                                                                                   -----------------
TOBACCO                                                                                 2.0%
      JAPAN TOBACCO, INC.                                                                                    57              634,162
                                                                                                                   -----------------
TRANSPORTATION & SHIPPING                                                               1.1%
       CANADIAN PACIFIC RAILWAY LTD.                                                                     10,100              365,231
                                                                                                                   -----------------
TELECOMMUNICATIONS                                                                     10.5%
       AMERICA MOVIL-SERIES L ADR                                                                         9,600              495,360
       VODAFONE                                                                                         448,085            1,189,621
       CHINA TELECOM CORP. LTD.  ADR                                                                     10,400              362,336
       HELLENIC TELECOM (GRD)                                                                            18,290              323,755
       TRUE CORP. PCL                                                                                *1,509,200              349,182
       PT INDOSAT TBK-ADR                                                                                13,000              336,050
       MILLICOM INTERNATIONAL CELLULAR S.A.                                                              16,300              330,401
                                                                                                                   -----------------
                                                                                                                           3,386,705
                                                                                                                   -----------------
TELECOMMUNICATIONS-SERVICES AND EQUIPMENT                                               1.4%
       SINGAPORE TELECOMMUNICATIONS                                                                     286,000              447,390
                                                                                                                   -----------------
WHOLESALE DISTRIBUTION                                                                  1.3%
       SUMITOMO CORPORATION                                                                              49,000              421,008
                                                                                                                   -----------------
TOTAL COMMON STOCKS (Cost $29,632,505)                                                                                    32,152,886
                                                                                                                   -----------------
TOTAL INVESTMENTS - 100% (Cost $ 29,632,505)                                                                             $32,152,886
                                                                                                                   =================

*Non-dividend producing as of March 31, 2005

At March 31, 2005 the breakdown by country was:

                                     % OF MARKET                          ACTUAL
COUNTRY                                    VALUE                    MARKET VALUE
-------                                    -----                    ------------
Belgium                                     2.1%                    $   694,935
Bermuda                                     2.3%                        757,852
Canada                                      5.1%                      1,634,171
China                                       2.5%                        804,909
France                                      8.6%                      2,725,210
Germany                                     9.2%                      2,945,834
Greece                                      1.0%                        323,755
Indonesia                                   1.0%                        336,050
Israel                                      0.8%                        245,181
Italy                                       5.0%                      1,592,864
Japan                                      19.8%                      6,339,080
Republic of Korea                           2.2%                        716,885
Luxembourg                                  2.2%                        708,318
Mexico                                      1.5%                        495,360
Netherlands                                 2.7%                        853,191
Singapore                                   1.4%                        447,390
Spain                                       3.4%                      1,118,489
Switzerland                                 9.2%                      2,996,268
Taiwan                                      0.8%                        245,003
Thailand                                    1.1%                        349,182
United Kingdom                             18.1%                      5,822,959
                                 ---------------                 --------------
                                          100.0%                    $32,152,886
                                 ===============                 ==============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Activa Mutual Fund Trust
            -----------------------------------------------------------

By (Signature and Title)* /s/ Allan D. Engel
                         ----------------------------------------------
                          Allan D. Engel
                          President, Principal Executive Officer and
                          Principal Financial Officer

Date     May 5, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
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Date
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By (Signature and Title)*
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Date
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* Print the name and title of each signing officer under his or her signature.